Cover	Dec. 28, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On January 4, 2024, ProPhase Labs, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) to report the appointment of Jed A. Latkin as Chief Operating Officer (the “Chief Operating Officer”) of the Company, effective as of January 1, 2024. This Amendment No. 1 on Form 8-K/A is being filed to supplement the disclosure contained in Item 5.02 of the Original Form 8-K and include a copy of the Inducement Option Award Agreement. The Original Form 8-K otherwise remains unchanged.
Document Period End Date	Dec. 28, 2023
Entity File Number	000-21617
Entity Registrant Name	PROPHASE LABS, INC.
Entity Central Index Key	0000868278
Entity Tax Identification Number	23-2577138
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	711 Stewart Avenue
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Garden City
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11530
City Area Code	(215)
Local Phone Number	345-0919
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0005
Trading Symbol	PRPH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false